Employee Benefits (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS [Abstract]
Employee benefits charged to statements of operations and comprehensive income	91,271	76,275	42,533